LONG-TERM INCENTIVE COMPENSATION (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Number of options
Outstanding beginning balance, options	11,345,700
Granted, Options	1,572,200
Exercised, options	(438,900)
Forfeited or expired, options	(1,102,100)
Outstanding ending balance, options	11,376,900	11,345,700
Options vested and expected to vest, options	10,772,500
Options exercisable	7,821,600
Weighted-average exercise price
Outstanding, Weighted-average exercise price, beginning balance	$ 46.27
Granted, weighted-average exercise price	$ 30.56
Exercised, weighted-average exercise price	$ 23.26
Forfeited or expired, Weighted-average exercise price	$ 56.99
Outstanding, Weighted-average exercise price, ending balance	$ 43.93	$ 46.27
Options vested and expected to vest, Weighted-average exercise price	$ 44.58
Options exercisable ,Weighted-average exercise price	$ 49.14
Weighted-average remaining contractual life
Outstanding ,Weighted-average remaining contractual life beginning balance	5 years 7 months 2 days	5 years 8 months 1 day
Outstanding ,Weighted-average remaining contractual life ending balance	5 years 7 months 2 days	5 years 8 months 1 day
Options vested or expected to vest Weighted-average remaining contractual life	5 years 5 months 8 days
Options exercisable ,Weighted-average remaining contractual life	4 years 4 months 20 days
Aggregate intrinsic value
Outstanding, Aggregate intrinsic value beginning balance	$ 12.0
Outstanding, Aggregate intrinsic value ending balance	28.0	12.0
Options vested and expected to vest, Aggregate Intrinsic Value	25.8
Options exercisable, Aggregate Intrinsic Value	$ 15.0